As filed with the Securities and Exchange Commission on April 19, 2013

Securities Act File No. 333-186165

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549.

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     ☒

Pre-Effective Amendment No.     ☐

Post-Effective Amendment No.      1

SENTINEL GROUP FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

National Life Drive

Montpelier, Vermont 05604

(Address of Principal Executive Offices) (Zip Code)

(802) 229-7410

(Registrant’s Telephone Number, including Area Code)

Lisa Muller, Esq.	Copy to:
c/o Sentinel Asset Management, Inc.	John A. MacKinnon, Esq.
National Life Drive	Sidley Austin LLP
Montpelier, Vermont 05604	787 Seventh Avenue
(Name and Address of Agent for Service)	New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File
No. 811-214).

Title of Securities Being Registered: Class A, Class C, and Class I Shares of Common Stock, par value $.01 per share, of Sentinel Mid Cap Fund, a series of Sentinel Group Funds, Inc.

Part C

Other Information

ITEM 15.  Indemnification

Reference is made to Article Eighth of the Articles of Amendment and Restatement of the Registrant, incorporated by reference to Exhibit (a) to this Registration Statement, and to Bylaw XI (“Bylaw XI”) of the Amended and Restated Bylaws of the Registrant incorporated by reference to Exhibit (b) to this Registration Statement.

Section 1 (Mandatory Indemnification; Success on Merits or Otherwise) of Bylaw XI provides that to the extent that a director, officer, employee or agent of the Registrant has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Bylaw XI, or in defense of any claim, issue or matter raised therein, he shall be indemnified by the Registrant against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith.

Section 2 (Mandatory Indemnification; Direct Actions) of Bylaw XI provides that any person who was or is a party or is threatened to be made a party to any threatened or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Registrant) by reason of the fact that he is or was a director, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, shall be indemnified by the Registrant against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the Registrant, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall be adjudged liable to the Registrant or any of its security holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interest of the Registrant, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

Section 3 (Mandatory Indemnification; Suits By or in the Right of the Registrant) of Bylaw XI provides that any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Registrant to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee or agent of the Registrant or is or was serving at the request of the Registrant as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, shall be indemnified by the Registrant against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant and except that (i) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of duty to the Registrant unless and only to the extent that the court in which such action or suit was brought or any other court of equity in the county where the Registrant has its principal office shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for those expenses which the court considers proper, and (ii) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Registrant by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4 (Determination) of Bylaw XI provides that any indemnification under Bylaw XI (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in Bylaw XI. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who are neither “interested persons” of the Registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940 nor parties to the action, suit or proceeding (“disinterested, non-party directors”) or (ii) by an independent legal counsel (not including a counsel who does work for either the Registrant, its adviser or principal underwriters, or persons affiliated with these persons) in a written opinion.

Section 5 (Advance of Expenses) of Bylaw XI provides that expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Registrant in advance of the final disposition of such action, suit or proceeding as authorized in the manner described in [Section 4 above], provided either (i) the indemnitee shall provide a security for his undertaking to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Registrant as authorized by Bylaw XI, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

ITEM 16.   Exhibits

1.	(a)	Articles of Amendment and Restatement effective January 26, 2006 (8)
	(b)	Articles of Correction effective March 15, 2006 (7)
	(c)	Articles Supplementary (adding Growth Leaders Fund) effective March 15, 2006 (7)
	(d)	Articles Supplementary (adding Capital Growth Fund) effective March 15, 2006 (7)
	(e)	Certificate of Correction effective May 24, 2006 (9)
	(f)	Articles Supplementary (adding Class C shares - Government Securities and Short Maturity Government Fund) effective June 1, 2006 (9)
	(g)	Articles Supplementary (adding Class I shares to Common Stock and Government Securities Funds) effective March 28, 2007 (12)
	(h)	Articles Supplementary (adding the Georgia Municipal Bond Fund) effective March 28, 2007 (12)
	(i)	Articles Supplementary (adding the Mid Cap Value Fund) effective March 28, 2007 (12)
	(j)	Articles Supplementary (redesignating Capital Opportunity as Capital Growth) effective April 2, 2007 (19)
	(k)	Articles Supplementary (adding Class I shares to Balanced, Capital Growth, Growth Leaders, International Equity and Mid Cap Growth Funds) effective June 19, 2007 (15)
	(l)	Certificate of Correction effective July 23, 2007(I shares) (15)
	(m)	Articles Supplementary (adding Sentinel Responsible Investing (SRI) Core Opportunities & Sentinel Responsible Investing (SRI) Emerging Companies) effective November 13, 2007 (16)
	(n)	Articles Supplementary (increased authorized shares and designating additional shares to Small Company Fund) effective January 28, 2008 (19)
	(o)	Articles of Amendment (renaming Sentinel Responsible Investing (SRI) Core Opportunities & Sentinel Responsible Investing (SRI) Emerging Companies) effective March 25, 2008 (20)
	(p)	Articles of Amendment (Sustainable Growth Opportunities name change) effective as of December 18, 2008 (21)
	(q)	Articles Supplementary (designating additional shares to Small Company Fund) effective as of January 5, 2009 (21)
(r)

Articles Supplementary (reclassify and designate Sentinel Government Money Market Fund Class A shares as Sentinel Small Company Fund Class I shares and Sentinel Short Maturity Government Fund Class A shares) effective as of June 10, 2009 (22)

	(s)	Articles Supplementary (reclassify Sentinel Sustainable Core Opportunities Fund Class C shares and Sentinel Sustainable Growth Opportunities Fund Class C shares) effective as of September 9, 2009 (22)
	(t)	Articles of Amendment (renaming the Sentinel Mid Cap Growth Fund) effective as of March 29, 2010 (23)
	(u)	Articles of Amendment (renaming the Sentinel Conservative Strategies Fund) (27)
	(v)	Articles Supplementary (adding Class I shares to Conservative Strategies Fund and adding Total Return Bond Fund) (26)
	(w)	Articles Supplementary (reclassifying shares of Sentinel Mid Cap II Fund as Sentinel Conservative Strategies Fund) effective March 23, 2012 (29)
	(x)	Articles of Amendment (renaming the Sentinel Sustainable Growth Opportunities Fund) (29)
2.	(a)	Amended and Restated By-Laws of the Registrant dated March 16, 2006 (8)
(b)

Sections II, VII, IX, XII and XVI of Registrant’s Amended and Restated Bylaws dated March 16, 2006 are incorporated herein by reference to Exhibit (b)(1) of Post-Effective Amendment No. 109 to Registrant’s Registration Statement on Form N-1A filed on March 30, 2006 and Sections 5th and 7th of the Articles of Amendment and Restatement effective January 26, 2006 incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 109 to Registrant’s Registration Statement on Form N-1A filed on March 30, 2006.

3.		Not applicable
4.		Agreement and Plan of Reorganization dated January 18, 2013 (31)
5.	(a)	Form of Share Certificate (5)
	(b)	New Form of Share Certificate (5)
6.	(a)	Amended and Restated Investment Advisory agreement between Registrant and Sentinel Asset Management, Inc. dated as of April 4, 2008 (20)
	(b)	Advisory Agreement Amendment between Registrant and Sentinel Asset Management, Inc. dated as of December 17, 2010 (28)
	(c)	Amended and Restated Investment Advisory Agreement between Registrant and Sentinel Asset Management, Inc. dated as of August 15, 2007 (Conservative Allocation Fund) (15)
	(d)	Investment Sub-Advisory Agreement between Sentinel Asset Management, Inc. and GLOBALT, Inc. dated as of May 4, 2007 (13)
7.	(a)	Distribution Agreement between the Registrant and Sentinel Financial Services Company (“SFSC”), dated as of March 1, 1993 (2)
	(b)	Form of Dealer Agreement (29)
	(c)	Schedule A to Dealer Agreement, effective as of March 29, 2012 (29)
8	(a)	Registrant has provided health care and insurance benefits to certain retirees
	(b)	National Life Insurance Company 401(k) Plan (Chief Compliance Officer) (12)
	(c)	National Life Insurance Company Pension Plan (Chief Compliance Officer) (12)
	(d)	National Life Insurance Company Supplemental Pension Plan (Chief Compliance Officer) (12)
9.	(a)	Custody Agreement between Registrant, Sentinel Variable Products Trust and State Street Bank and Trust Company effective October 1, 2000 (3)
	(b)	Amendment to Custody Agreement between Registrant, Sentinel Variable Products Trust and State Street Bank and Trust Company effective March 2004 (12)
	(c)	Amendment to Custody Agreement between Registrant, Sentinel Variable Products Trust and State Street Bank and Trust Company effective March 1, 2008 (19)
	(d)	Amendment to Custody Agreement between Registrant Sentinel Variable Products Trust and State Street Bank and Trust Company, effective November 16, 2009 (22)
	(e)	Amendment to Custody Agreement between Registrant and SVPT and State Street Bank and Trust Company effective December 15, 2010 (27)
	(f)	Custody fee schedule effective April 1, 2008 (19)
10.	(a)	Class A Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended through March 15, 2007 (12)
	(b)	Sentinel Short Maturity Government Fund Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended through March 15, 2007 (14)
	(c)	Class C Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended through March 15, 2007 (12)
	(d)	Class S Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended through March 15, 2007 (12)
11.	(a)	Opinion and Consent of Counsel (31)
12.		Opinion and Consent of Counsel on Tax Matters
13.	(a)	Fee Agreement (Class I Shares of Covered Funds) (29)
	(b)	Fee Agreement (Mid Cap II) (29)
14.		Consent of Independent Registered Public Accounting Firm (PwC – New York) (31)
15.		Annual Report of the Registrant (30)

(1)	Incorporated by reference to the Post-Effective Amendment No 77 to the Registration Statement filed on Form N-1A on March 28, 1997
(2)	Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement filed on Form N-1A on March 30, 2000.
(3)	Incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement filed on Form N-1A on September 29, 2005.
(4)	Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement filed on Form N-1A on December 19, 2005.
(5)	Incorporated by reference to Post Effective Amendment No. 106 to the Registration Statement filed on Form N-1A on December 23, 2005.
(6)	Incorporated by reference to Post Effective Amendment No. 1 to the Form N-14 filed on Form N-1A on January 23, 2006.
(7)	Incorporated by reference to Post Effective Amendment No. 107 to the Registration Statement filed on Form N-1A on March 17, 2006.
(8)	Incorporated by reference to Post Effective Amendment No. 109 to the Registration Statement filed Form N-1A on March 30, 2006.
(9)	Incorporated by reference to Post Effective Amendment No. 110 to the Registration Statement filed Form N-1A on June 1, 2006.
(10)	Incorporated by reference to Post Effective Amendment No. 111 to the Registration Statement filed on Form N-1A on December 15, 2006.
(11)	Incorporated by reference to the Registration Statement filed on Form N-14 on December 18, 2006.
(12)	Incorporated by reference to Post Effective Amendment No. 112 to the Registration Statement filed on Form N-1A on March 30, 2007.
(13)	Incorporated by reference to Post Effective Amendment No. 114 to the Registration Statement filed on Form N-1A May 4, 2007.
(14)	Incorporated by reference to the Post Effective Amendment No. 115 to the Registration Statement filed on Form N-1A on June 28, 2007.
(15)	Incorporated by reference to the Post Effective Amendment No. 117 to the Registration Statement filed on Form N-1A on August 27, 2007.
(16)	Incorporated by reference to the Post Effective Amendment No. 118 to the Registration Statement filed on Form N-1A on November 13, 2007.
(17)	Incorporated by reference to the Post Effective Amendment No. 120 to the Registration Statement filed on Form N-1A on November 26, 2007.
(18)	Incorporated by reference to the Registration Statement filed on form N-14 on November 14, 2007.
(19)	Incorporated by reference to the Post-Effective Amendment No.121 to the Registration Statement filed on Form N-1A on March 28, 2008.
(20)	Incorporated by reference to the Post-Effective Amendment No.122 to the Registration Statement filed on Form N-1A on April 4, 2008.
(21)	Incorporated by reference to the Post-Effective Amendment No.123 to the Registration Statement filed on Form N-1A on March 31, 2009.
(22)	Incorporated by reference to the Post-Effective Amendment No.124 to the Registration Statement filed on Form N-1A on January 25, 2010.
(23)	Incorporated by reference to the Post-Effective Amendment No.125 to the Registration Statement filed on Form N-1A on March 30, 2010.
(24)	Incorporated by reference to the Post-Effective Amendment No.126 to the Registration Statement filed on Form N-1A on September 17, 2010.
(25)	Incorporated by reference to the Post-Effective Amendment No. 128 to the Registration Statement filed on Form N-1A on September 30, 2010.
(26)	Incorporated by reference to the Post-Effective Amendment No. 130 to the Registration Statement filed on Form N-1A on December 17, 2010.
(27)	Incorporated by reference to the Post-Effective Amendment No. 131 to the Registration Statement filed on Form N-1A on December 17, 2010.
(28)	Incorporated by reference to the Post-Effective Amendment No. 132 to the Registration filed on Form N-1A on March 29, 2011.
(29)	Incorporated by reference to the Post-Effective Amendment No. 135 to the Registration filed on Form N-1A on March 29, 2012.
(30)	Incorporated by reference to the Annual Report filed with the SEC on Form N-CSR on January 22, 2013.
(31)	Incorporated by reference to the Registration Statement filed on form N-14 on January 23, 2013.

ITEM 17.  Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Montpelier and State of Vermont, on the 19th day of April 2013.

.

SENTINEL GROUP FUNDS, INC. (Registrant)

By:	/s/ Christian W. Thwaites
Christian W. Thwaites
President & Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Christian W. Thwaites
Christian W. Thwaites	Director, President & Chief Executive Officer	April 19, 2013
(Principal Executive Officer)

/s/ John Birch	Chief Financial Officer
John Birch	(Principal Financial and Accounting Officer)	April 19, 2013

Thomas H. MacLeay*	Chair (Director)

Deborah G. Miller*	Director

John Raisian*	Director

Richard H. Showalter, Jr.*	Director

Gary Dunton*	Director

Angela E. Vallot*	Director

John Pelletier*	Director

*This filing has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

/s/ Christian W. Thwaites                                                                                                                           April 19, 2013

Christian W. Thwaites

Exhibits

12.	Opinion and Consent of Counsel on Tax Matters